Transactions with shareholders, related parties and affiliated entities - Additional information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Direct loans to employees, directors and officers	S/ 212,967,000	S/ 222,076,000